Marketable Securities and Derivative Instruments: Derivative Instruments (Narratives) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 19, 2013	Mar. 31, 2013	Sep. 30, 2013
Derivative [Line Items]
Proceeds from sales of, and return of investment in, marketable securities	$ 0	$ 378,709	$ 60,258
JC Penney [Member]
Summary Of Derivative Instruments [Abstract]
Other Than Temporary Impairment Losses Investments Portion Recognized In Earnings Net Availableforsale Securities					39,487
Derivative [Line Items]
Closing share price (in dollars per share)					$ 15.11	$ 14.29
Impairment loss					39,487
Loss from the mark-to-market of J.C. Penney derivative position				33,487
Net loss on sale of common shares in J.C Penney						54,914
Sale of Stock, Number of Shares						23,400,000
Proceeds from sales of, and return of investment in, marketable securities						334,500
Lexington Realty Trust [Member] | Maximum [Member]
Derivative [Line Items]
Ownership Percentage					17.20%
Lexington Realty Trust [Member] | Minimum [Member]
Derivative [Line Items]
Ownership Percentage					8.80%
Other Investments [Member]
Derivative [Line Items]
Marketable Securities Gain (Loss)		31,741	3,582
Proceeds from sales of, and return of investment in, marketable securities		$ 44,209	$ 58,718
Shares Owned [Member] | JC Penney [Member]
Derivative [Line Items]
Ownership common shares, investee (in shares)					8,584,010
Common Shares [Member] | JC Penney [Member]
Derivative [Line Items]
Receipt of common shares by settling forward contract				4,815,990